Capital Stock - Summary of Bank's Subscribed and Paid-in Capital (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($) Vote shares	Dec. 31, 2024 ARS ($) Vote shares
Disclosure of classes of share capital [line items]
Number of shares | shares	639,413,408	639,413,408
Capital Stock, Issued and outstanding	$ 639,390	$ 639,413
Capital stock in treasury	23
Paid in capital stock	$ 639,413	$ 639,413
Class A Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Votes per share | Vote	5	5
Number of shares | shares	11,235,670	11,235,670
Capital Stock, Issued and outstanding	$ 11,236	$ 11,236
Paid in capital stock	$ 11,236	$ 11,236
Class B Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Votes per share | Vote	1	1
Number of shares | shares	628,177,738	628,177,738
Capital Stock, Issued and outstanding	$ 628,154	$ 628,177
Capital stock in treasury	23
Paid in capital stock	$ 628,177	$ 628,177